Stockholders' deficit, Warrants (FY) (Details) - USD ($) $ / shares in Units, $ in Millions					8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 19, 2019	Nov. 04, 2019	Sep. 17, 2019	May 06, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018	Jun. 24, 2020	Jun. 23, 2020	Jun. 01, 2020	Dec. 12, 2018
Number of Warrants [Abstract]
Warrants acquired (in shares)				712,823
Issued (in shares)					17,414,030	6,125,339	0
Exercised (in shares)					(1,144,999) [1]	(250,000)
Warrants outstanding (in shares)					16,981,854	19,898,859	0
Weighted Average Exercise Price [Abstract]
Warrants acquired (in dollars per share)				$ 3.90
Issued (in dollars per share)					$ 3.27
Exercised (in dollars per share)					3.50
Warrants outstanding (in dollars per share)					$ 3.23
Warrants, exercise price (in dollars per share)								$ 4.25	$ 5.00
Warrants conversion rate (in shares)					1.1						0.50
Number of warrants converted (in shares)					1,259,498					1,041,666
Warrants outstanding, intrinsic value					$ 12.2	$ 0.3
Exercise Price $5.00 [Member]
Number of Warrants [Abstract]
Issued (in shares)	937,500	11,000
Weighted Average Exercise Price [Abstract]
Warrants, exercisable period	24 months	24 months			24 months
Warrants, exercise price (in dollars per share)	$ 5.00	$ 5.00
Exercise price $1.82 [Member]
Number of Warrants [Abstract]
Issued (in shares)	6,500,000
Weighted Average Exercise Price [Abstract]
Warrants, exercisable period	24 months				24 months
Warrants, exercise price (in dollars per share)	$ 1.82
PIPE Transaction [Member]
Number of Warrants [Abstract]
Issued (in shares)				5,744,991
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share)				$ 4.25
Warrants, exercise price (in dollars per share)				$ 4.25
Broker [Member]
Number of Warrants [Abstract]
Issued (in shares)				220,539
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share)				$ 3.00
Warrants, exercisable period				24 months	24 months
Warrants, exercise price (in dollars per share)				$ 3.00
Broker [Member] | PIPE Transaction [Member]
Number of Warrants [Abstract]
Issued (in shares)				220,539
Advisor [Member] | Tranche One [Member]
Weighted Average Exercise Price [Abstract]
Warrants, exercisable period			12 months
Advisor [Member] | Exercise Price $0.10 [Member]
Number of Warrants [Abstract]
Issued (in shares)			2,500,000
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share)			$ 0.10
Warrants, exercise price (in dollars per share)			$ 0.10
Advisor [Member] | Exercise Price $0.10 [Member] | Tranche One [Member]
Weighted Average Exercise Price [Abstract]
Warrants, exercisable period					12 months
Warrants exercisable (in shares)			1,250,000
Advisor [Member] | Exercise Price $0.10 [Member] | Tranche Two [Member]
Weighted Average Exercise Price [Abstract]
Warrants, exercisable period					18 months
Warrants exercisable (in shares)			1,250,000
Advisor [Member] | Exercise Price $10.00 [Member]
Number of Warrants [Abstract]
Issued (in shares)			1,500,000
Weighted Average Exercise Price [Abstract]
Exercised (in dollars per share)			$ 10.00
Warrants, exercisable period					18 months
Warrants exercisable (in shares)			1,500,000
Warrants, exercise price (in dollars per share)			$ 10.00

[1]	Exercised warrants were converted at 1.1 shares per warrant for a total of 1,259,498 shares.